Accounts Receivable, Net - Schedule of Accounts Receivable, Net Consisted (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable, Net Consisted [Line Items]
Accounts receivable, net	$ 1,092,220	$ 1,325,186
Less than 30 days [Member]
Schedule of Accounts Receivable, Net Consisted [Line Items]
Accounts receivable, net	353,262	1,103,381
31-60 days [Member]
Schedule of Accounts Receivable, Net Consisted [Line Items]
Accounts receivable, net	480,980	83,925
61-90 days [Member]
Schedule of Accounts Receivable, Net Consisted [Line Items]
Accounts receivable, net	47,402	35,735
More than 90 days [Member]
Schedule of Accounts Receivable, Net Consisted [Line Items]
Accounts receivable, net	$ 210,576	$ 102,145